UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Harbinger Holdings, LLC
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Address:    450 Park Avenue, 30th Floor
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            New York, NY 10022
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Form 13F File Number:      028-13483
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Philip Falcone
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Title:       Authorized Person
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Phone:       212-339-5888
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Signature, Place, and Date of Signing:

/s/ Philip Falcone               New York, New York     February 14, 2013
-----------------------------      -------------------      ----------------
[Signature]                        [City, State]           [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               3
                                               -------------

Form 13F Information Table Entry Total:          5
                                               -------------

Form 13F Information Table Value Total:         $ 2,155,560
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.  13F File Number    Name

1    028-13482         Harbinger Capital Partners LLC

2    028-12357         Harbinger Capital Partners Special Situations GP, LLC

3    028-14560         Harbinger Group Inc.


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                                                  FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
--------------------------- -------------- --------- --------- ------------------- ---------- -------- ----------------------
                                                       VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
--------------------------- -------------- --------- --------- ---------- --- ---- ---------- -------- ---------- ------ ----
EXCO RESOURCES INC          COM            269279402    23,695  3,500,000 SH       DEFINED    3         3,500,000      0    0
HARBINGER GROUP INC         COM            41146A106   626,630 81,486,378 SH       DEFINED    1        81,486,378      0    0
HARBINGER GROUP INC         COM            41146A106   138,224 17,974,525 SH       DEFINED    2        17,974,525      0    0
NORTH AMERN ENERGY PARTNERS COM            656844107    23,910  7,032,322 SH       DEFINED    3         7,032,322      0    0
SPECTRUM BRANDS HLDGS INC   COM            84763R101 1,343,101 29,893,186 SH       DEFINED    3        29,893,186      0    0
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